NET REVENUES	12 Months Ended
Mar. 31, 2016
NET REVENUES
NET REVENUES

(10)NET REVENUES

The components of net revenues for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Testing services	358,837,352	319,055,019	384,799,721
Online education services	5,949,183	5,710,827	4,896,879
Other revenue	19,881,843	25,391,978	27,443,369

Net revenues	384,668,378	350,157,824	417,139,969

Other revenue primarily includes licensing fees from authorized test centers, test development services, test certificate services, test administration software product sales and operating lease income. The net revenues from product sales are RMB 569,579, RMB 1,252,673 and RMB 490,152 for the years ended March 31, 2014, 2015 and 2016, respectively.